FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Financial instruments held at fair value by fair value hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	£ (193)	£ (190)
Financial liabilities at fair value through profit or loss | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(193)	(190)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(43)	(73)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(43)	(73)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(131)	(109)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(12)	(5)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(7)	(3)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(131)	(109)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(12)	(5)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(7)	(3)
Financial assets at fair value
Financial instruments held at fair value by fair value hierarchy
Financial assets	197
Financial assets at fair value | Level 1
Financial instruments held at fair value by fair value hierarchy
Financial assets	11
Financial assets at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial assets	105
Financial assets at fair value | Level 3
Financial instruments held at fair value by fair value hierarchy
Financial assets	81
Financial assets at fair value through profit or loss | Financial assets at fair value
Financial instruments held at fair value by fair value hierarchy
Financial assets		544
Financial assets at fair value through profit or loss | Financial assets at fair value | Level 1
Financial instruments held at fair value by fair value hierarchy
Financial assets		456
Financial assets at fair value through profit or loss | Financial assets at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial assets		88
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial assets	13	25
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial assets	13	25
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	10	14
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	82	49
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	10	14
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	82	49
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds)
Financial instruments held at fair value by fair value hierarchy
Financial assets	11	456
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds) | Level 1
Financial instruments held at fair value by fair value hierarchy
Financial assets	11	£ 456
Financial assets at fair value through other comprehensive income | Equity investment
Financial instruments held at fair value by fair value hierarchy
Financial assets	81
Financial assets at fair value through other comprehensive income | Equity investment | Level 3
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 81